SUBSEQUENT EVENTS (Details) - USD ($)		4 Months Ended
	Apr. 15, 2021	Dec. 31, 2020
Proceeds from issuance of warrants		$ 4,340,000
Subscription Agreement [Member] | PIPE Investors [Member]
Stock issued during period shares new shares	12,020,000
Sale of stock price per share	$ 10.00
Subscription Agreement [Member] | PIPE Investors [Member] | PIPE Warrants [Member]
Proceeds from issuance of warrants	$ 120,200,000
Common Stock [Member] | Subscription Agreement [Member] | PIPE Investors [Member]
Warrant voting right per share	1
Class of warrant or right exercise price of warrants or rights	$ 11.50
Subsequent Event [Member] | Business Combination Agreement [Member]
Business Acquisition equity interest issued or issuable value assigned	$ 200,000,000
Subsequent Event [Member] | Common Stock [Member] | Business Combination Agreement [Member]
Business acquisition share price	$ 10.00